Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 276,992	$ 333,547
Trade accounts receivable, net	2,440,252	2,276,728
Merchandise inventories, net	3,443,876	3,211,695
Prepaid expenses and other current assets	1,063,245	1,024,071
Current assets of discontinued operations	714,251	729,649
Total current assets	7,938,616	7,575,690
Goodwill	2,293,519	2,046,820
Other intangible assets, less accumulated amortization	1,492,097	1,327,898
Deferred tax assets	45,921	35,442
Operating lease assets	995,667	0
Other assets	457,350	461,924
Net property, plant, and equipment	1,173,688	994,654
Noncurrent assets of discontinued operations	248,771	240,612
Total assets	14,645,629	12,683,040
Current liabilities:
Trade accounts payable	3,948,000	3,825,650
Current portion of debt	624,043	711,147
Dividends payable	110,851	105,369
Other current liabilities	1,493,109	1,050,442
Current liabilities of discontinued operations	218,117	208,125
Total current liabilities	6,394,120	5,900,733
Long-term debt	2,802,056	2,432,133
Operating lease liabilities	756,519	0
Pension and other post-retirement benefit liabilities	249,832	235,228
Deferred tax liabilities	233,044	196,843
Other long-term liabilities	445,652	442,908
Noncurrent liabilities of discontinued operations	68,906	3,204
Equity:
Preferred stock, par value $1 per share — authorized 10,000,000 shares; none issued	0	0
Common stock, par value $1 per share - authorized 450,000,000 shares; issued and outstanding - 2019 - 145,378,158 shares and 2018 - 145,936,613 shares	145,378	145,937
Additional paid-in capital	98,777	78,380
Accumulated other comprehensive loss	(1,141,308)	(1,115,078)
Retained earnings	4,571,860	4,341,212
Total parent equity	3,674,707	3,450,451
Noncontrolling interests in subsidiaries	20,793	21,540
Total equity	3,695,500	3,471,991
Total liabilities and equity	$ 14,645,629	$ 12,683,040